Related Party Transactions	9 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 – Related Party Transactions

Sales and Purchases of Securities

In January 2013, pursuant to a subscription agreement, Ampio purchased 4,400,012 shares of Luoxis common stock at a purchase price of $0.0001 per share and 11,028 shares of common stock in exchange for patents related to Luoxis’ core technology.

In November 2013, pursuant to a subscription agreement, Ampio purchased 2,464,268 shares of Vyrix common stock at a purchase price of $0.0001 per share plus the transfer of certain intellectual property described below.

Ampio Loan Agreement

In November 2013, Vyrix entered into a loan agreement with Ampio. Pursuant to the loan agreement, Ampio agreed to lend Vyrix up to an aggregate amount of $3,000,000 through cash advances of up to $500,000 each. Unpaid principal amounts under the loan agreement bear simple interest at the “Applicable Federal Rate” for long-term obligations prescribed under Section 1274(d) of the Internal Revenue Code of 1986, as amended (or any successor provision with similar applicability). The initial term of this loan agreement is for one year, subject to automatic extension of successive one-year terms. Vyrix may repay any outstanding balance at any time without penalty. Ampio has an option of converting any balance outstanding under the loan agreement into shares of Vyrix common stock at the fair market value per share of Vyrix common stock, as determined by the Ampio board of directors, as of such conversion date. As of June 30, 2014, the amount advanced was $1,600,000 with interest rates from 3.11%-3.32%. As of March 31, 2015 the amount advanced was $4,000,000 with interest rates from 2.17% - 3.32%.

In March 2014, Luoxis entered into a loan agreement with Ampio. Pursuant to the loan agreement, Ampio agreed to lend Luoxis $3,000,000. Unpaid principal amounts under the loan agreement bear simple interest at the “Applicable Federal Rate” for long-term obligations prescribed under Section 1274(d) of the Internal Revenue Code of 1986, as amended (or any successor provision with similar applicability). The initial term of this loan agreement is for one year, subject to automatic extension of successive one-year terms. Luoxis may repay any outstanding balance at any time without penalty. Ampio has an option of converting any balance outstanding under the loan agreement into shares of Luoxis common stock at the fair market value per share of Luoxis common stock, as determined by the Ampio board of directors, as of such conversion date. As of June 30, 2014, the amount advanced was $3,000,000 with interest rates from 3.11% - 3.32%. As of March 31, 2015 the amount outstanding remained $4,000,000 with interest rates from 2.17% - 3.32%.

Assignment and Assumption Agreement

In December 2013, Vyrix entered into an assignment and assumption agreement with Ampio. Pursuant to the assignment and assumption agreement, Ampio assigned to Vyrix all its rights under a certain manufacturing and supply agreement, license agreement, distribution agreement, services agreement and other agreements related to Vyrix’s product candidates in exchange for 2,464,268 shares of Vyrix stock.

Transfer of Intellectual Property

In January 2013, Ampio transferred to Aytu certain intellectual property, including registered and unregistered patents, related to the ORP technology.

In December 2013, Ampio transferred to Aytu certain intellectual property, including registered and unregistered patents, related to Zertane product candidates in exchange for stock as described above in the assignment and assumptions agreement.

Services Agreement

The Company has service agreements with Ampio which are described in Note 5.

Sponsored Research Agreement

In June 2013, Aytu entered into a sponsored research agreement with TRLLC, an entity controlled by Ampio’s director and Chief Scientific Officer, Dr. Bar-Or. The agreement, which was amended in January 2015 and provides for Aytu to pay $6,000 per month to TRLLC in consideration for services related to research and development of the Oxidation Reduction Potential platform. In March 2014, Aytu also agreed to pay a sum of $615,000 which is being amortized over the contractual term of 60.5 months and is divided between current and long-term on the balance sheet; this amount has been paid in full. This agreement is set to expire March 2019 and cannot be terminated prior to March 2017.